Bank Loans (Schedule Of Balance And Associated Percentage Of Each Major Loan Category In Bank Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 5,637,565	$ 3,180,584
Unamortized loan premium/(discount), net	858	(5,296)
Loans in process	(49)	(419)
Unamortized loan fees, net	(2,021)	(1,567)
Allowance for loan losses	(45,163)	(29,787)	$ (20,731)
Bank loans, net	$ 5,591,190	$ 3,143,515
Gross bank loans, Percent	100.00%	100.00%
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 2,161,400	$ 429,132
Allowance for loan losses	$ (2,660)	$ (1,241)	(787)
Gross bank loans, Percent	38.40%	13.50%
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 1,710,399	$ 1,216,656
Allowance for loan losses	$ (35,127)	$ (24,748)	(16,609)
Gross bank loans, Percent	30.30%	38.20%
Securities-Based Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 1,614,033	$ 1,388,953
Allowance for loan losses	$ (3,094)	$ (1,607)	(1,099)
Gross bank loans, Percent	28.60%	43.70%
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 78,711	$ 92,623
Allowance for loan losses	$ (1,363)	$ (264)	(232)
Gross bank loans, Percent	1.40%	2.90%
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 45,391	$ 36,846
Allowance for loan losses	$ (129)	$ (105)	(156)
Gross bank loans, Percent	0.80%	1.20%
Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 15,008	$ 12,475
Allowance for loan losses	$ (371)	$ (290)	$ (267)
Gross bank loans, Percent	0.30%	0.40%
Construction And Land [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross bank loans	$ 12,623	$ 3,899
Allowance for loan losses	$ (232)	$ (78)
Gross bank loans, Percent	0.20%	0.10%